Land Use Rights, Net - Land Use Rights, Net (Detail) - USD ($) $ in Thousands	May 31, 2021	May 31, 2020
Real Estate [Abstract]
Land use rights	$ 16,121	$ 7,696
Less: accumulated amortization	(2,104)	(1,842)
Exchange differences	(28)	183
Land use rights, net	$ 13,989	$ 6,037